Quarterly Holdings Report
for
Fidelity® Mid Cap Value Fund
April 30, 2022
MCV-NPRT1-0622
1.800359.118
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.2%
Entertainment - 0.2%
Activision Blizzard, Inc.	40,400	3,054,240
Interactive Media & Services - 0.9%
Ziff Davis, Inc. (a)	156,766	13,851,844
Media - 2.1%
iHeartMedia, Inc. (a)	281,400	4,499,586
Interpublic Group of Companies, Inc.	349,269	11,393,155
Nexstar Broadcasting Group, Inc. Class A	74,800	11,849,816
Thryv Holdings, Inc. (a)	162,283	4,191,770
		31,934,327
TOTAL COMMUNICATION SERVICES		48,840,411
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.8%
Magna International, Inc. Class A (b)	202,000	12,174,540
Diversified Consumer Services - 0.6%
Adtalem Global Education, Inc. (a)	292,000	8,558,520
Hotels, Restaurants & Leisure - 3.4%
Hilton Worldwide Holdings, Inc.	71,400	11,087,706
Light & Wonder, Inc. Class A (a)	113,600	6,368,416
MGM Resorts International	477,300	19,588,392
Travel+Leisure Co.	259,700	14,408,156
		51,452,670
Household Durables - 2.3%
Mohawk Industries, Inc. (a)	75,500	10,650,030
PulteGroup, Inc.	345,600	14,432,256
Tempur Sealy International, Inc.	395,134	10,712,083
		35,794,369
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	88,900	14,441,805
Specialty Retail - 1.5%
O'Reilly Automotive, Inc. (a)	6,500	3,942,575
Victoria's Secret & Co. (a)	162,700	7,666,424
Williams-Sonoma, Inc. (b)	91,039	11,878,769
		23,487,768
TOTAL CONSUMER DISCRETIONARY		145,909,672
CONSUMER STAPLES - 4.8%
Beverages - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.)	35,500	8,736,195
Food & Staples Retailing - 1.4%
Albertsons Companies, Inc.	288,600	9,027,408
Performance Food Group Co. (a)	257,100	12,662,175
		21,689,583
Food Products - 2.3%
Darling Ingredients, Inc. (a)	131,200	9,628,768
Lamb Weston Holdings, Inc.	94,800	6,266,280
Tyson Foods, Inc. Class A	205,000	19,097,800
		34,992,848
Household Products - 0.6%
The Clorox Co.	61,000	8,751,670
TOTAL CONSUMER STAPLES		74,170,296
ENERGY - 7.7%
Energy Equipment & Services - 0.8%
Halliburton Co.	348,300	12,406,446
Oil, Gas & Consumable Fuels - 6.9%
Antero Resources Corp. (a)	181,300	6,381,760
Cenovus Energy, Inc. (b)	414,400	7,658,112
Cheniere Energy, Inc.	64,600	8,773,326
Devon Energy Corp.	124,900	7,265,433
Hess Corp.	213,800	22,036,366
HF Sinclair Corp. (a)	170,700	6,490,014
Occidental Petroleum Corp.	106,800	5,883,612
Ovintiv, Inc.	146,000	7,473,740
Phillips 66 Co.	181,900	15,781,644
Targa Resources Corp.	242,900	17,831,289
		105,575,296
TOTAL ENERGY		117,981,742
FINANCIALS - 15.0%
Banks - 2.9%
Citizens Financial Group, Inc.	417,700	16,457,380
M&T Bank Corp.	128,000	21,329,920
Popular, Inc.	77,700	6,059,823
		43,847,123
Capital Markets - 2.7%
Ares Management Corp.	187,753	12,433,004
Carlyle Group LP	266,700	9,678,543
State Street Corp.	230,600	15,443,282
Virtu Financial, Inc. Class A	160,200	4,626,576
		42,181,405
Consumer Finance - 1.0%
Synchrony Financial	422,046	15,535,513
Diversified Financial Services - 1.1%
Apollo Global Management, Inc.	345,200	17,177,152
Insurance - 5.8%
Allstate Corp.	58,100	7,351,974
Arthur J. Gallagher & Co.	113,300	19,089,917
Hartford Financial Services Group, Inc.	268,200	18,755,226
Markel Corp. (a)	10,500	14,209,440
MetLife, Inc.	207,080	13,601,014
Old Republic International Corp.	740,000	16,287,400
		89,294,971
Thrifts & Mortgage Finance - 1.5%
NMI Holdings, Inc. (a)	519,100	9,541,058
Walker & Dunlop, Inc.	113,100	13,544,856
		23,085,914
TOTAL FINANCIALS		231,122,078
HEALTH CARE - 7.3%
Biotechnology - 0.9%
Regeneron Pharmaceuticals, Inc. (a)	10,900	7,184,299
Vertex Pharmaceuticals, Inc. (a)	26,100	7,131,042
		14,315,341
Health Care Equipment & Supplies - 0.2%
Hologic, Inc. (a)	49,200	3,541,908
Health Care Providers & Services - 4.7%
AdaptHealth Corp. (a)(b)	722,600	9,148,116
AmerisourceBergen Corp.	101,500	15,355,935
Cigna Corp.	34,200	8,439,876
DaVita HealthCare Partners, Inc. (a)	109,600	11,877,352
Molina Healthcare, Inc. (a)	44,400	13,917,180
Tenet Healthcare Corp. (a)	183,299	13,291,010
		72,029,469
Life Sciences Tools & Services - 0.7%
Bio-Rad Laboratories, Inc. Class A (a)	21,100	10,804,466
Pharmaceuticals - 0.8%
Jazz Pharmaceuticals PLC (a)	70,913	11,361,681
TOTAL HEALTH CARE		112,052,865
INDUSTRIALS - 14.3%
Building Products - 1.9%
Builders FirstSource, Inc. (a)	243,800	15,010,766
UFP Industries, Inc.	175,000	13,539,750
		28,550,516
Commercial Services & Supplies - 0.4%
The Brink's Co.	100,000	5,895,000
Construction & Engineering - 1.7%
EMCOR Group, Inc.	108,900	11,595,672
Willscot Mobile Mini Holdings (a)	395,600	13,885,560
		25,481,232
Electrical Equipment - 2.2%
Acuity Brands, Inc.	78,651	13,565,724
Eaton Corp. PLC	51,900	7,526,538
Regal Rexnord Corp.	104,500	13,296,580
		34,388,842
Machinery - 4.6%
Crane Co.	130,667	12,574,085
Dover Corp.	80,600	10,743,980
ITT, Inc.	107,400	7,541,628
Mueller Industries, Inc.	145,700	7,889,655
PACCAR, Inc.	252,600	20,978,430
Stanley Black & Decker, Inc.	94,100	11,306,115
		71,033,893
Professional Services - 1.3%
CACI International, Inc. Class A (a)	41,900	11,116,070
Manpower, Inc.	92,926	8,381,925
		19,497,995
Road & Rail - 1.5%
Knight-Swift Transportation Holdings, Inc. Class A	349,900	16,756,711
XPO Logistics, Inc. (a)	121,700	6,546,243
		23,302,954
Trading Companies & Distributors - 0.7%
MSC Industrial Direct Co., Inc. Class A	135,300	11,210,958
TOTAL INDUSTRIALS		219,361,390
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 0.8%
Motorola Solutions, Inc.	56,100	11,988,009
Electronic Equipment & Components - 1.7%
Flex Ltd. (a)	588,600	9,706,014
TD SYNNEX Corp.	97,300	9,738,757
Vontier Corp.	284,700	7,294,014
		26,738,785
IT Services - 3.2%
Amdocs Ltd.	104,197	8,303,459
Concentrix Corp.	84,700	13,338,556
DXC Technology Co. (a)	472,900	13,572,230
Genpact Ltd.	251,900	10,144,013
Global Payments, Inc.	24,400	3,342,312
		48,700,570
Semiconductors & Semiconductor Equipment - 1.9%
GlobalFoundries, Inc.	31,756	1,660,521
Lam Research Corp.	30,800	14,345,408
Microchip Technology, Inc.	142,000	9,258,400
onsemi (a)	94,600	4,929,606
		30,193,935
Software - 1.1%
SS&C Technologies Holdings, Inc.	159,400	10,306,804
Telos Corp. (a)	797,943	6,215,976
		16,522,780
Technology Hardware, Storage & Peripherals - 0.2%
HP, Inc.	96,800	3,545,784
TOTAL INFORMATION TECHNOLOGY		137,689,863
MATERIALS - 8.7%
Chemicals - 5.0%
Celanese Corp. Class A	103,100	15,149,514
Corteva, Inc.	322,400	18,599,256
Eastman Chemical Co.	107,200	11,006,224
Element Solutions, Inc.	395,600	8,157,272
Huntsman Corp.	235,000	7,959,450
Olin Corp.	118,100	6,778,940
Tronox Holdings PLC	537,500	9,245,000
		76,895,656
Containers & Packaging - 1.3%
Ball Corp.	122,800	9,966,448
Berry Global Group, Inc. (a)	183,700	10,351,495
		20,317,943
Metals & Mining - 2.4%
Arconic Corp. (a)	414,800	10,436,368
Freeport-McMoRan, Inc.	317,100	12,858,405
Reliance Steel & Aluminum Co.	63,438	12,576,584
		35,871,357
TOTAL MATERIALS		133,084,956
REAL ESTATE - 11.8%
Equity Real Estate Investment Trusts (REITs) - 8.2%
PS Business Parks, Inc.	107,434	20,111,645
Public Storage	69,300	25,744,950
Sunstone Hotel Investors, Inc. (a)	1,748,390	21,417,778
Welltower, Inc.	652,400	59,244,443
		126,518,816
Real Estate Management & Development - 3.6%
CBRE Group, Inc.	215,656	17,908,074
Jones Lang LaSalle, Inc. (a)	118,319	25,879,915
WeWork, Inc. (a)(b)	1,691,599	11,858,109
		55,646,098
TOTAL REAL ESTATE		182,164,914
UTILITIES - 8.7%
Electric Utilities - 6.1%
American Electric Power Co., Inc.	227,700	22,567,347
Entergy Corp.	87,600	10,411,260
Evergy, Inc.	293,400	19,907,190
OGE Energy Corp.	463,674	17,934,910
PG&E Corp. (a)	1,774,300	22,444,895
		93,265,602
Gas Utilities - 0.7%
Brookfield Infrastructure Corp. A Shares	152,200	10,794,024
Independent Power and Renewable Electricity Producers - 1.9%
NextEra Energy Partners LP (b)	292,300	19,484,718
The AES Corp.	515,800	10,532,636
		30,017,354
TOTAL UTILITIES		134,076,980
TOTAL COMMON STOCKS (Cost $1,457,605,997)		1,536,455,167

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (c)	625,246	625,371
Fidelity Securities Lending Cash Central Fund 0.32% (c)(d)	36,118,082	36,121,694
TOTAL MONEY MARKET FUNDS (Cost $36,747,065)		36,747,065

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $1,494,353,062)	1,573,202,232
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(35,628,612)
NET ASSETS - 100.0%	1,537,573,620

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	3,866,632	26,395,078	29,636,339	1,165	-	-	625,371	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	98,198,294	96,521,589	158,598,189	30,924	-	-	36,121,694	0.1%
Total	102,064,926	122,916,667	188,234,528	32,089	-	-	36,747,065

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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